Long-Term Debt - Significant Long-Term Debt Issuances (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 CAD ($)	Jun. 30, 2023 USD ($)	May 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022
Unsecured Senior Notes, June Issuance, 2033 Maturity | Unsecured | ITC
Debt Instrument [Line Items]
Stated interest rate							5.40%
Face value							$ 500
Effective interest rate							5.32%
Unsecured Senior Notes, June Issuance, 2027 Maturity | Unsecured | ITC
Debt Instrument [Line Items]
Stated interest rate							4.95%				4.95%
Face value							$ 300
Secured Senior Notes, November Issuance, 2028 Maturity | Secured | ITC
Debt Instrument [Line Items]
Stated interest rate		5.65%	5.65%
Face value		$ 90
Unsecured Senior Notes, February Issuance, 2053 Maturity | Unsecured | UNS Energy
Debt Instrument [Line Items]
Stated interest rate										5.50%
Face value										$ 375
Unsecured Senior Notes, August Issuance, 2038 Maturity | Unsecured | UNS Energy
Debt Instrument [Line Items]
Stated interest rate					5.65%	5.65%
Face value					$ 50
Unsecured Senior Notes, March Issuance, 2033 Maturity | Unsecured | Central Hudson
Debt Instrument [Line Items]
Stated interest rate									5.68%
Face value									$ 40
Unsecured Senior Notes, March Issuance, 2035 Maturity | Unsecured | Central Hudson
Debt Instrument [Line Items]
Stated interest rate									5.78%
Face value									$ 15
Unsecured Senior Notes, March Issuance, 2038 Maturity | Unsecured | Central Hudson
Debt Instrument [Line Items]
Stated interest rate									5.88%
Face value									$ 35
Unsecured Senior Notes, November Issuance, 2028 Maturity | Unsecured | Central Hudson
Debt Instrument [Line Items]
Stated interest rate		6.17%	6.17%
Face value		$ 60
Unsecured Senior Debentures, May Issuance, 2053 Maturity | Unsecured | FortisAlberta
Debt Instrument [Line Items]
Stated interest rate								4.86%
Face value								$ 200
First Mortgage Sinking Fund Bonds, August Issuance, 2053 Maturity | Secured | Newfoundland Power
Debt Instrument [Line Items]
Stated interest rate					5.12%	5.12%
Face value						$ 90
First Mortgage Bonds, September Issuance, 2053 Maturity | Secured | Maritime Electric
Debt Instrument [Line Items]
Stated interest rate				5.20%
Face value				$ 60
Unsecured Senior Notes, November Issuance, 2033 Maturity | Unsecured | Fortis
Debt Instrument [Line Items]
Stated interest rate	4.43%	5.68%	5.68%
Face value	$ 500		$ 500
Effective interest rate		5.52%	5.52%